ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	83,399,076	83,533,996
Series Twenty [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,840,925	3,854,150
Series Twenty One [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,880,625	1,886,400
Series Twenty Two [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,559,111	2,560,550
Series Twenty Three [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,321,202	3,330,752
Series Twenty Four [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,157,722	2,161,503
Series Twenty Five [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,019,434	3,023,459
Series Twenty Six [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,981,950	3,988,925
Series Twenty Seven [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,451,725	2,458,150
Series Twenty Eight [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,993,363	3,997,613
Series Twenty Nine [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,976,625	3,987,225
Series Thirty [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,634,750	2,641,250
Series Thirty One [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,396,307	4,406,457
Series Thirty Two [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,740,573	4,746,323
Series Thirty Three [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,627,658	2,633,658
Series Thirty Four [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,521,619	3,523,169
Series Thirty Five [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,292,413	3,295,263
Series Thirty Six [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,097,579	2,101,429
Series Thirty Seven [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,504,525	2,511,250
Series Thirty Eight [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,540,100	2,542,350
Series Thirty Nine [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,289,701	2,290,901
Series Forty [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,623,506	2,627,506
Series Forty One [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,889,751	2,891,626
Series Forty Two [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,736,262	2,742,262
Series Forty Three [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	3,636,612	3,637,987
Series Forty Four [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,699,848	2,701,473
Series Forty Five [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,013,192	4,014,367
Series Forty Six [Member]
Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Line Items]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,971,998	2,977,998